Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Total, at cost	$ 339,917	$ 221,493	$ 149,802
Accumulated depreciation	(136,318)	(111,586)	(112,453)
Total, net	203,599	109,907	37,349
Leasehold Improvements [Member]
Total, at cost	177,184	98,706	4,602
Furniture and Office Equipment [Member]
Total, at cost	10,130	10,130	10,130
Production Equipment [Member]
Total, at cost	127,419	87,473	108,882
R&D Equipment [Member]
Total, at cost	$ 25,184	$ 25,184	$ 26,188